ABERDEEN FUNDS

Aberdeen U.S. Multi-Cap Equity Fund

(the “Fund”)

Supplement dated April 7, 2020 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2020, as supplemented to date

Effectively immediately, the Fund no longer offers Class R shares.

Please retain this supplement for future reference.